Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Contract assets	$ 14,082	$ 8,539	$ 14,082
Contract liabilities	74,700	68,900	74,700
Contract liabilities, current	63,368	57,066	63,368
Revenue recognized related to advance customer payments previously received	54,900	48,100
Accrued and Other Current Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, current	63,400	57,100	63,400
Other Long-Term Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, noncurrent	$ 11,300	$ 11,800	$ 11,300
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Minimum
Disaggregation of Revenue [Line Items]
Concentration risk			78.00%
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Maximum
Disaggregation of Revenue [Line Items]
Concentration risk			81.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			6.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			10.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			11.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			14.00%